Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,250,000.00
Total Fee Amount	5,282.32
Total Offset Amount	0.00
Net Fee	$ 5,282.32
Offering Table N/A
Offset Table N/A	N/A